Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax [Abstract]
Schedule of composition of income tax expense (income)
Thousands USD
For the year ended December 31,
2021

Current tax expense	(107)

Deferred tax income	5,013
Income tax	4,906

Schedule of movement in deferred tax assets and liabilities
	Intangible assets and inventories	Carry- forward tax losses	Total
	Thousands USD	Thousands USD	Thousands USD

Balance of deferred tax asset (liability) as at January 1, 2021	-	-	-
Deferred tax asset (liability) acquired in business combinations (see Note 9.B)	(7,117)	2,875	(4,242)
Changes recognized in profit or loss	6,881	(1,868)	5,013
Balance of deferred tax asset (liability) as at December 31, 2021	(236)	1,007	771